STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
Stock Option Activity
A summary of the stock option activity during the year ended December 31, 2018 is presented below:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Weighted-Average Grand Date Fair Value
Outstanding at December 31, 2017	-
Granted	2,894,219	$10.00		$3.46
Exercised	-
Forfeited	(13,000)	$9.91		$3.43
Expired	-
Outstanding at December 31, 2018	2,881,219	$10.00	9.60	$3.47

Incentive Units Authorized and Issued
Incentive units authorized and issued during the Successor period from February 1, 2017 through December 31, 2017 consisted of the following:

Incentive Units	Authorized	Units Issued February 2017	Units Issued September 2017
Class B	10,000,000	9,055,000	665,000
Class C	5,000,000	4,527,500	332,500
Class D	5,000,000	4,527,500	332,500

Assumptions Used in Calculating Fair Value
The following were the assumptions used in calculating the fair value of the units at the grant dates:

	Units Issued February 2017	Units Issued September 2017
Expected dividend yield	0.0%	0.0%
Expected volatility	46.9%	47.4%
Risk-free interest rate	2.1%	1.9%
Expected term (in years)	6	5.8

Grant Date Fair Value Per Unit for Each Class of Incentive Unit
The grant date fair value per unit for each class of incentive unit for the Successor period from February 1, 2017 to December 31, 2017 were as follows:

Incentive Units	Per Unit Amount February 2017 Issuance	Per Unit Amount September 2017 Issuance
Class B	$0.4872	$0.4948
Class C	$0.2077	$0.2126
Class D	$0.1485	$0.1535

Number of Units and Weighted-average Grant Date Fair Value
The number of units and the weighted-average grant date fair value for the incentive units were as follows:

	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value

Granted during the Successor Period	9,720,000	$0.4878	4,860,000	$0.2080	4,860,000	$0.1489
Vested	(1,944,000)	0.4878	-	-	-	-
Forfeited	(304,000)	0.4872	(190,000)	0.2077	(190,000)	0.1485
Outstanding at December 31, 2017	7,472,000	0.4879	4,670,000	0.2080	4,670,000	0.1489

Granted	410,000	0.4948	205,000	0.2126	205,000	0.1535
Vested	(7,882,000)	0.4883	(4,875,000)	0.2082	(4,875,000)	0.1491
Outstanding at December 31, 2018	-	$-	-	$-	-	$-